Other Operating Income and Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating profit, other operating income and expense
Total other operating income and expense	$ 121	$ 113	$ 601	$ 706	$ 1,541	$ 2,527
Seroquel
Operating profit, other operating income and expense
Total other operating income and expense						527
Legal settlement
Operating profit, other operating income and expense
Total other operating income and expense						346
Atacand
Operating profit, other operating income and expense
Total other operating income and expense						210
Anaesthetics
Operating profit, other operating income and expense
Total other operating income and expense						172
Alvesco, Omnaris and Zetonna
Operating profit, other operating income and expense
Total other operating income and expense						139
Other operating income and expense
Operating profit, other operating income and expense
Total other operating income and expense			200	191	389	405
Ex-US, India and Japan | Hypertension medicines
Operating profit, other operating income and expense
Total other operating income and expense			350
Japan | Inderal, Tenormin, Seloken and Omepral
Operating profit, other operating income and expense
Total other operating income and expense			$ 51
US | Synagis
Operating profit, other operating income and expense
Total other operating income and expense				$ 515	515
Ex-China, Japan, US and Mexico | Losec
Operating profit, other operating income and expense
Total other operating income and expense					243
US, Canada, Europe and Russia | Seroquel and Seroquel XR
Operating profit, other operating income and expense
Total other operating income and expense					213
Various countries | Arimidex and Casodex
Operating profit, other operating income and expense
Total other operating income and expense					$ 181
Europe and ex-US | Nexium and Vimovo
Operating profit, other operating income and expense
Total other operating income and expense						$ 728